Income tax (credit)/expense - Schedule of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
PRC enterprise income tax	¥ 1,269	¥ 355	¥ 1,000
Deferred tax
PRC enterprise income tax previous years	0	0	(5,890)
Origination and reversal of temporary differences (Note 21)	28,080	23,371	(10,246)
Income tax (credit)/expense	¥ 29,349	¥ 23,726	¥ (15,136)